Warrant Liability - Schedule of Warrants (Parenthetical) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Oct. 18, 2017 USD ($) shares	Oct. 18, 2017 CAD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Oct. 18, 2017 CAD ($) shares	Jul. 20, 2017 USD ($) $ / shares shares	Jul. 20, 2017 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Warrants issued			23,231,000
Offering expense | $			$ 57	$ 65
Common Shares Upon Exercise			6,851,000
Bought deal July 20, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Warrants issued			4,031,000			4,031,000
Warrant liability | $						$ 801
Opening price | (per share)						$ 0.20	$ 0.25
Offering expense | $			$ 57
Common Shares Upon Exercise			4,031,000
Bought deal November 30, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Warrants issued			18,200,000
Offering expense | $				$ 65
Common Shares Upon Exercise			1,820,000
Private Placement October 19, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Warrants issued			1,000,000
Cash proceeds from warrants exercised	$ 2,803	$ 3,500
Common Shares Upon Exercise	1,000,000		1,000,000		1,000,000
Warrant liability reclassed to common shares value	$ 1,338				$ 1,670